LEASES (Schedule of Minimum Future Rental Payments) (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	$ 2,126
Property [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	1,906
Motor vehicles [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	220
2025 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	715
2025 [Member] | Property [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	569
2025 [Member] | Motor vehicles [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	146
2026 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	347
2026 [Member] | Property [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	286
2026 [Member] | Motor vehicles [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	61
2027 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	313
2027 [Member] | Property [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	300
2027 [Member] | Motor vehicles [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	13
2028-2030 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	751
2028-2030 [Member] | Property [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	751
2028-2030 [Member] | Motor vehicles [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	$ 0